ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn”, the “Company”, “we,” “us,” or “our”) is a development-stage company that creates blood purification devices to overcome limitations of drug therapies.

Sigyn Therapy™, our lead product candidate, is a broad-spectrum blood purification technology designed to treat pathogen-associated inflammatory disorders that are not addressed with approved drug therapies. Candidate treatment indications include endotoxemia, sepsis (a leading cause of hospital deaths), community acquired pneumonia (a leading cause of death among infectious diseases), and emerging drug resistant bacterial and pandemic virus threats. We plan to initiate first-in-human feasibility studies of Sigyn Therapy in end-stage renal disease patients suffering from endotoxemia.

Our therapeutic pipeline is comprised of drug-enhancement technologies, including ImmunePrepTM to enhance the delivery of immunotherapeutic antibodies (including checkpoint inhibitors), and ChemoPrep™ and ChemoPure™ to enhance the tumor site delivery of chemotherapy and reduce its toxicity.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn”, the “Company” “we,” “us,” or “our”) is a development-stage company that creates blood purification technologies to overcome clearly defined limitations in healthcare. Sigyn Therapy™, our lead product candidate, is being advanced to treat life-threatening conditions that are not addressed with market-cleared drug agents. Candidate treatment indications include endotoxemia, sepsis (a leading cause of hospital deaths), community acquired pneumonia (a leading cause of infectious disease deaths), drug-resistant bacterial infections, and emerging pandemic viral threats.

We plan to initiate first-in-human feasibility studies of Sigyn TherapyTM in End-Stage Renal Disease (ESRD) patients with endotoxemia and concurrent inflammation, whose incidence is elevated among ~550,000 U.S. dialysis patients. To support the initiation of our proposed study, we have drafted an Investigational Device Exemption (IDE) for submission to the U.S. Food and Drug Administration (“FDA”). Our clinical study plan proposes to enroll 12-15 ESRD subjects to evaluate the safety of Sigyn Therapy at three clinical site locations that have already been identified and evaluated by a contract research organization that specializes in ESRD related clinical studies. Beyond our clinical objective to demonstrate safety, we will also quantify changes in endotoxin levels as well as markers of inflammation as secondary endpoints. However, the clinical plan proposed in our IDE has not yet been communicated to FDA and there is no assurance that FDA will approve the initiation of our proposed feasibility study. Additionally, there is no assurance that we will receive FDA market approval of Sigyn TherapyTM as a Class III medical device.

Our Therapeutic Pipeline

Our therapeutic pipeline is comprised of technologies that we have designed to improve the targeted delivery of cancer drug agents. ChemoPrepTM and ChemoPureTM are components of a therapeutic system to improve the delivery of chemotherapy and reduce its toxicity. ImmunePrepTM is a novel platform to enhance the potential efficacy of immunotherapeutic antibodies (including checkpoint inhibitors). At present, we have no market approved medical products and there is no assurance that we will be able to commercialize any of our product candidates.

ChemoPrepTM and ChemoPureTM

On October 6, 2022, we disclosed that a provisional patent application entitled: “SYSTEM AND METHODS TO ENHANCE CHEMOTHERAPY DELIVERY AND REDUCE TOXICITY” had been filed with the United States Patent and Trademark Office (“USPTO”). The provisional patent submission established the priority date of our now patent pending invention and provides us up to one year to submit a non-provisional patent application. On October 13, 2022, we subsequently disclosed that trademark applications to register ChemoPrep™ and ChemoPure™ were filed with the USPTO”. However, there is no assurance that we will receive a registered trademark for either the ChemoPrep™ or ChemoPureTM name, nor is there any assurance that patent submissions associated with ChemoPrep™ and ChemoPureTM will result in an issued patent.

Chemotherapeutic agents are the most commonly administered drug to treat cancer, which is the second leading cause of death in the United States. Despite therapeutic advances, treatment toxicity, drug resistance and inadequate tumor site delivery restrict the benefit of chemotherapy. To overcome these challenges, our patent submission describes a therapeutic device system whose primary objective is to enhance tumor site delivery of chemotherapy and reduce its toxicity. A secondary objective of the system is to reduce treatment dosing without sacrificing patient benefit.

Our proposed chemotherapy enhancement system is comprised of two blood purification technologies. ChemoPrepTM, administered prior to chemotherapy to optimize tumor site delivery with lower chemotherapy doses and ChemoPureTM, which is deployed post-chemotherapy to further reduce toxicity through the extraction of circulating chemotherapeutic agents that were not delivered to the target tumor site.

ImmunePrepTM

On May 17, 2023, we disclosed that a provisional patent application entitled: “DEVICES FOR ENHANCING THE ACTIVITY OF THERAPEUTIC ANTIBODIES” had been submitted to the United States Patent and Trademark Office (“USPTO”). The provisional patent submission established the priority date of this patent pending invention and provides us up to one year to submit a non-provisional patent application. Associated with this patent submission, we further disclosed that a trademark application to register the name ImmunePrepTM had also been filed with the USPTO. However, there is no assurance that we will receive a registered trademark for the ImmunePrepTM name, nor is there any assurance that patent submissions associated with ImmunePrepTM will result in an issued patent.

We intend for ImmunePrepTM to become a platform that allows for antibody-based immunotherapies to be incorporated within plasma extraction devices to enhance the targeted delivery of therapeutic antibodies without increased drug toxicity.

Therapeutic antibodies are market-cleared to treat a variety of indications, including cancer. However, patient response to these therapies is often suboptimal as just a small portion of infused antibodies reach their intended therapeutic target. In many cases, infused antibodies are bound by drug decoys that display the antibody’s antigen binding site on their surface. As a result, these decoys are empowered to bind and sequester antibodies from being delivered to their intended therapeutic targets.

ImmunePrepTM is designed to extract bloodstream decoys that would subsequently block the infused delivery of therapeutic antibodies. The mechanistic objective of this pre-treatment strategy is to increase the availability of antibodies to interact with their intended therapeutic targets. Conversely, the ability of therapeutic targets to evade antibody interactions would be diminished.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of March 31, 2023, we have a total 42,713,325 shares issued and outstanding, of which 17,073,325 shares are held by non-affiliate stockholders.